Investments - Additional Information - Teekay Offshore Acquisition of ALP Maritime Services B.V. (Detail) (Detail) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended				1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 ALP Maritime Services B.V [Member]	Jun. 30, 2014 Teekay Offshore [Member]	Mar. 31, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Mar. 31, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Mar. 14, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Jun. 30, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Mar. 31, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Jun. 30, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Mar. 31, 2014 Teekay Offshore [Member] Majority Shareholder [Member] ALP Maritime Services B.V [Member] Stockholders	Mar. 31, 2014 Teekay Offshore [Member] Delivered [Member] Majority Shareholder [Member] ALP Maritime Services B.V [Member]	Mar. 31, 2014 Teekay Offshore [Member] Contingent Consideration On Operating Results [Member] Majority Shareholder [Member] ALP Maritime Services B.V [Member]	Mar. 31, 2014 Teekay Offshore [Member] Newbuildings [Member] ALP Maritime Services B.V [Member] Towage Segment [Member] Vessel
Net Investment Income [Line Items]
Percentage of ownership acquired									100.00%	100.00%		100.00%
Expected cost of project			$ 1,500,000,000				$ 258,000,000
Purchase price paid in cash						253,000,000		2,616,000	2,616,000
Number of shareholders													3
Number of vessels																4
Contingent consideration payable														2,400,000	2,600,000
Business Combination, Contingent Consideration Arrangements, Description												Teekay Offshore has the option to pay up to 50% of this compensation through the issuance of common units of Teekay Offshore. Each of the contingent compensation amounts is payable only if the three shareholders are employed by ALP at the time performance conditions are met.
General and administrative	36,945,000	35,395,000	74,823,000	74,666,000						200,000		200,000
Acquisition and success fee											1,000,000
Revenue	452,254,000	430,707,000	958,748,000	881,744,000	200,000
Net loss	$ (15,447,000)	$ 87,534,000	$ 33,675,000	$ 127,289,000	$ (1,700,000)